Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On July 10, 2015, the Company entered into an amendment to its senior secured credit facilities providing for incremental term loans of $725 million and €250 million ($276 million), the proceeds of which were used to redeem $955 million of the Company's 7.375% senior secured first lien notes due 2019. Associated with the redemption, the Company incurred $45 million in loss on debt extinguishment.

On July 20, 2015, the Company filed a registration statement on Form S-1 with the United States Securities and Exchange Commission for a proposed initial public offering of the Company's Class A common stock.

On August 11, 2015, the Company issued $1.2 billion of 5.375% of senior secured first lien notes due 2023. Proceeds from this offering are being used to redeem and/or repurchase outstanding amounts under the Company's 7.375% senior secured first lien notes due 2019 and the Company's 8.875% senior secured first lien notes due 2020. Associated with this transaction, the Company incurred $63 million in loss on debt extinguishment.

On September 28, 2015, the Company authorized the grant of restricted stock, restricted stock units, and options to certain executives in connection with the consummation of its proposed initial public offering. These awards are expected to be valued at approximately $145 million based on the mid-point of the estimated price range of the Company's proposed initial public offering, resulting in incremental unrecognized compensation expense. Two thirds of these grants will be subject to time-based vesting conditions over the next five years and one third will be subject to a performance-based vesting condition.

Subsequent Events

In the second quarter of 2015, the Company realigned its operating segments for financial reporting purposes into three reportable segments: Global Business Solutions, Global Financial Solutions, and Network & Security Solutions. Following the realignment, the Company retroactively adjusted all segment related disclosures included within the notes to the consolidated financial statements.

On June 2, 2015, the Company terminated and replaced its previous $1.0 billion senior secured revolving credit facility maturing September 24, 2016 with a new $1.25 billion senior secured revolving credit facility maturing on June 2, 2020, subject to timely reduction of the Company's term loans.

On June 9, 2015, the Company acquired Transaction Wireless, Inc. (TWI), a provider of digital stored value products that offer gift card programs, loyalty incentives, and integrated marketing solutions for retailers, partners, and consumers. The purchase price was approximately $62 million in cash and $3 million in equity. The acquisition will be reported as part of the Network & Security Solutions segment.

On July 10, 2015, the Company entered into an amendment to its senior secured credit facilities providing for incremental term loans of $725 million and €250 million ($276 million), the proceeds of which were used to redeem $955 million of the Company's 7.375% senior secured first lien notes due 2019. Associated with the redemption, the Company incurred $45 million in loss on debt extinguishment.

On July 20, 2015, the Company filed a registration statement on Form S-1 with the United States Securities and Exchange Commission for a proposed initial public offering of the Company's Class A common stock.

On August 11, 2015, the Company issued $1.2 billion of 5.375% of senior secured first lien notes due 2023. Proceeds from this offering are being used to redeem and/or repurchase outstanding amounts under the Company's 7.375% senior secured first lien notes due 2019 and the Company's 8.875% senior secured first lien notes due 2020. Associated with this transaction, the Company incurred $63 million in loss on debt extinguishment.